Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0002009233
Document Type	POS AM
Entity Registrant Name	Agroz Inc.
Entity Incorporation, State or Country Code	E9
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On January 16, 2025, Agroz Inc. (the “Company”) filed a registration statement on Form F-1 (File No. 333-284322) (as amended, the “Registration Statement”), which was declared effective by the Securities and Exchange Commission (the “SEC”) on March 31, 2025. To date, no securities have been sold under the Registration Statement. This Post-Effective Amendment No. 1 to the Registration Statement on Form F-1 is being filed by the Company to update certain information in the Registration Statement. The information included in this Post-Effective Amendment No. 1 updates the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Amendment Flag	true
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true